Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss from operations	$ (3,688,346)	$ (824,224)	$ (640,343)
net cash used in operating activities:
Depreciation	17,211	5,056	3,525
Change in fair value of Warrants	60,454	77,551
Share-based compensation	75,896
Financial expenses (income)	(133,816)	(39,731)	47,055
Interest on shareholders’ loan			1,700
Changes in operating assets and liabilities:
Increase in accrued severance pay	153,233	55,052	41,179
Decrease (increase) in trade receivables, net	(1,035,013)	(443,944)	108,319
Decrease (increase) in other receivables	(356,718)	(95)	4,632
Decrease (increase) in inventories	(590,245)	(140,417)	102,711
Increase (decrease) in trade payables	619,692	213,859	(61,368)
Increase (decrease) in other current liabilities	20,625	221,891	(25,900)
Net cash used in operating activities	(4,857,027)	(875,002)	(418,490)
Cash flows from investing activities
Investment in short-term bank deposits, net	(12,500,000)
Proceeds from sale of short-term deposits	3,500,000
Investment in severance funds	(20,103)	(21,457)	(27,502)
Purchase of property and equipment	(284,490)	(7,967)	(6,041)
Net cash used in investing activities	(9,304,593)	(29,424)	(33,543)
Cash flows from financing activities
Repayment of short-term bank credit	(410,324)	(56,638)	353,138
loan received from shareholders		199,547	250,853
Issuance of shares and warrants	17,824,992	1,500,000
Issuance costs paid	(2,101,875)	(179,913)
Long-term bank loans received		183,038
Early repayment of long-term bank loans	(744,769)	(125,247)	(148,631)
Repayment of loan from shareholder	(200,000)
Deferred issuance costs		(621,607)
Net cash provided by financing activities	14,368,024	899,180	455,360
Increase (decrease) in cash, cash equivalents and restricted cash	206,404	(5,245)	3,327
Cash, cash equivalents and restricted deposits at the beginning of the year	49,126	54,371	51,044
Cash, cash equivalents and restricted deposits at the end of the year	255,530	49,126	54,371
Supplementary disclosure on cash flows:
Interest paid	16,882	15,372	56,148
Interest received	8,686	154	4
Supplemental disclosures of non-cash flow information
Conversion of Long-term liabilities to shareholders to ordinary shares			1,078,808
Non-cash deferred issuance costs		$ 249,564
Reclassification of warrants to purchase ordinary shares from liability to equity	$ 412,299